UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22747

ALPS SERIES TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

(303) 623-2577

(Registrant’s telephone number, including area code)

Christopher A. Moore, Esq., Secretary

ALPS Series Trust

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and address of agent for service)

Copy to:

Peter Schwartz, Esq.

David Graham & Stubbs LLP

1550 17th Street, Suite 500,

Denver, CO 80202

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2019

Item 1. Schedule of Investments.

American Independence Kansas Tax-Exempt Bond Fund

Portfolio of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Value (Note 2)
MUNICIPAL BONDS (97.45%)
Education (39.82%)(a)
Barton Community College, Certificate Participation Bonds
4.000%, 12/01/2032	$555,000	$618,636
4.000%, 12/01/2034	250,000	275,788
Bourbon County Unified School District No. 234-Fort Scott, General Obligation Unlimited Bonds
5.000%, 09/01/2025	355,000	409,972
Butler County Unified School District No. 206 Remington, General Obligation Unlimited Bonds
3.000%, 09/01/2034	1,000,000	1,030,790
3.000%, 09/01/2035	510,000	524,377
Butler County Unified School District No. 385 Andover, General Obligation Unlimited Bonds
4.000%, 09/01/2030	690,000	794,335
4.000%, 09/01/2031	500,000	572,895
5.000%, 09/01/2032	2,750,000	3,366,907
5.000%, 09/01/2034	2,000,000	2,437,740
Butler County Unified School District No. 490 El Dorado, General Obligation Unlimited Bonds
4.000%, 09/01/2034	1,000,000	1,119,190
4.000%, 09/01/2036	500,000	555,090
Dodge City Community College, Revenue Bonds
5.125%, 04/01/2030	250,000	252,437
Douglas County Unified School District No. 497 Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,729,065
4.000%, 09/01/2033	500,000	545,650
Finney County Unified School District No. 457 Garden City, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,676,685
5.000%, 09/01/2027	800,000	971,304
Ford County Unified School District No. 443 Dodge City, General Obligation Unlimited Bonds
4.000%, 03/01/2034	1,000,000	1,120,950
Franklin County Unified School District No. 290 Ottawa, General Obligation Unlimited Bonds
4.000%, 09/01/2040	250,000	269,775
5.000%, 09/01/2031	1,715,000	2,008,831
5.000%, 09/01/2032	150,000	175,579
5.000%, 09/01/2033	1,000,000	1,170,220
Geary County Unified School District No. 475, General Obligation Unlimited Bonds
4.000%, 09/01/2038	2,000,000	2,188,000
4.000%, 09/01/2043	1,000,000	1,085,010
Hutchinson Community College & Area Vocational School, Certificate Participation Bonds
4.000%, 10/01/2037	1,700,000	1,749,504
Johnson & Miami Counties Unified School District No. 230 Spring Hills, General Obligation Unlimited Bonds
4.000%, 09/01/2031	400,000	460,156
4.000%, 09/01/2033	1,000,000	1,116,110
4.000%, 09/01/2035	1,000,000	1,111,390
5.000%, 09/01/2030	1,970,000	2,374,736
5.250%, 09/01/2029	1,500,000	1,596,255
Johnson County Unified School District No. 232 De Soto, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,165,000	1,361,279
4.000%, 09/01/2032	1,745,000	2,030,884

	Principal Amount	Value (Note 2)
Education (continued)
Johnson County Unified School District No. 233 Olathe, General Obligation Unlimited Bonds
4.000%, 09/01/2031	$1,000,000	$1,132,630
4.000%, 09/01/2033	905,000	999,089
4.000%, 09/01/2035	790,000	870,011
4.000%, 09/01/2036	480,000	527,578
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Unlimited Bonds
5.000%, 10/01/2032	1,000,000	1,193,760
Kansas Development Finance Authority, Revenue Bonds
3.000%, 05/01/2030	450,000	468,234
4.000%, 05/01/2034	1,000,000	1,050,080
Leavenworth County Unified School District No. 453, General Obligation Unlimited Bonds
4.000%, 09/01/2036	1,000,000	1,111,490
Leavenworth County Unified School District No. 458, General Obligation Unlimited Bonds
5.000%, 09/01/2037	1,165,000	1,403,685
5.000%, 09/01/2038	1,000,000	1,201,600
Leavenworth County Unified School District No. 464, General Obligation Unlimited Bonds
4.000%, 09/01/2034	675,000	761,508
4.000%, 09/01/2036	465,000	521,209
Leavenworth County Unified School District No. 469, General Obligation Unlimited Bonds
4.000%, 09/01/2026	750,000	862,252
4.000%, 09/01/2030	900,000	959,436
Montgomery County Unified School District No. 446 Independence, General Obligation Unlimited Bonds
5.000%, 09/01/2030	1,715,000	2,072,132
Riley County Unified School District No. 378 Riley, General Obligation Unlimited Bonds
3.000%, 09/01/2039	925,000	944,850
Riley County Unified School District No. 383 Manhattan-Ogden, General Obligation Unlimited Bonds
5.000%, 09/01/2028	1,220,000	1,485,643
Saline County Unified School District No. 305 Salina, General Obligation Unlimited Bonds
4.000%, 09/01/2034	440,000	504,416
Scott County Unified School District No. 466 Scott City, General Obligation Unlimited Bonds
4.000%, 09/01/2037	1,000,000	1,085,220
Sedgwick County Unified School District No. 259 Wichita, General Obligation Unlimited Bonds
3.000%, 10/01/2021	500,000	516,630
Sedgwick County Unified School District No. 260 Derby, General Obligation Unlimited Bonds
3.500%, 10/01/2036	845,000	908,823
5.000%, 10/01/2029	340,000	376,329
Sedgwick County Unified School District No. 261 Haysville, General Obligation Unlimited Bonds
2.500%, 11/01/2030	500,000	501,240
5.000%, 11/01/2023	5,000	5,016
Sedgwick County Unified School District No. 262 Valley Center, General Obligation Unlimited Bonds
4.000%, 09/01/2030	500,000	544,705
5.000%, 09/01/2033	750,000	879,180
Sedgwick County Unified School District No. 264 Clearwater, General Obligation Unlimited Bonds
4.000%, 09/01/2029	530,000	597,257
Sedgwick County Unified School District No. 265 Goddard, General Obligation Unlimited Bonds
5.000%, 10/01/2024	370,000	433,566
Sedgwick County Unified School District No. 266 Maize, General Obligation Unlimited Bonds
4.000%, 09/01/2032	750,000	864,322
5.000%, 09/01/2021	500,000	532,260
Sedgwick County Unified School District No. 267 Renwick, General Obligation Unlimited Bonds
4.000%, 11/01/2033	350,000	398,132
4.000%, 11/01/2034	425,000	482,005

	Principal Amount	Value (Note 2)
Education (continued)
4.000%, 11/01/2035	$635,000	$717,747
Sedgwick County Unified School District No. 268 Cheney, General Obligation Unlimited Bonds
3.000%, 09/01/2029	615,000	641,506
Seward County Unified School District No. 480 Liberal, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,000,000	1,157,000
4.000%, 09/01/2032	500,000	567,800
5.000%, 09/01/2029	2,390,000	2,819,794
Shawne County Unified School District No. 437 Auburn - Washburn, General Obligation Unlimited Bonds
3.950%, 09/01/2028	825,000	840,601
Sumner County Unified School District No. 353 Wellington, General Obligation Unlimited Bonds
5.000%, 09/01/2026	230,000	258,042
Washburn University/Topeka, Revenue Bonds
4.000%, 07/01/2041	330,000	354,001
5.000%, 07/01/2035	500,000	579,760
Wyandotte County Unified School District No. 202 Turner, General Obligation Unlimited Bonds
4.000%, 09/01/2038	1,225,000	1,362,911
Wyandotte County Unified School District No. 203 Piper, General Obligation Unlimited Bonds
5.000%, 09/01/2038	1,000,000	1,224,700
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Bonds
5.000%, 09/01/2030	500,000	605,875
Total Education		74,023,565

General Obligation (24.66%)
Ashland Public Building Commission, Revenue Bonds
4.000%, 09/01/2020	110,000	111,399
5.000%, 09/01/2035	720,000	774,907
City of Abilene, General Obligation Unlimited Bonds
4.300%, 09/01/2027	150,000	153,130
4.600%, 09/01/2030	500,000	511,420
City of Abilene, Revenue Bonds
4.000%, 12/01/2029	325,000	373,711
4.000%, 12/01/2031	445,000	506,944
City of Dodge City, Revenue Bonds
4.000%, 06/01/2024	230,000	255,183
City of Haysville, Certificate Participation Bonds
4.125%, 11/01/2032	460,000	487,720
City of Junction City, General Obligation Unlimited Bonds
4.500%, 09/01/2031	1,000,000	1,018,830
City of Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2030	470,000	539,334
4.000%, 09/01/2031	445,000	507,011
City of Manhattan, General Obligation Unlimited Bonds
4.000%, 11/01/2031	400,000	474,620
5.000%, 11/01/2025	570,000	687,505
5.000%, 11/01/2029	800,000	1,039,640
City of Merriam, General Obligation Unlimited Bonds
5.000%, 10/01/2027	1,670,000	2,121,885
City of Newton, General Obligation Unlimited Bonds
4.000%, 09/01/2023	250,000	273,488
City of Olathe, General Obligation Unlimited Bonds
4.000%, 10/01/2028	1,315,000	1,523,941
5.000%, 10/01/2024	535,000	610,424

	Principal Amount	Value (Note 2)
General Obligation (continued)
City of Park City, General Obligation Unlimited Bonds
5.375%, 12/01/2025	$5,000	$5,010
City of Phillipsburg, Revenue Bonds
4.500%, 10/01/2028	545,000	556,025
City of Salina, General Obligation Unlimited Bonds
3.000%, 10/01/2033	620,000	647,200
3.000%, 10/01/2036	680,000	702,902
City of Shawnee, General Obligation Unlimited Bonds
4.000%, 12/01/2027	425,000	476,948
City of Spring Hill, General Obligation Unlimited Bonds
4.000%, 09/01/2029	810,000	934,570
City of Topeka, General Obligation Unlimited Bonds
2.000%, 08/15/2026	1,000,000	1,005,920
City of Wichita, General Obligation Unlimited Bonds
3.000%, 10/01/2030	720,000	777,960
4.000%, 06/01/2026	475,000	485,117
4.000%, 06/01/2027	780,000	796,419
4.000%, 12/01/2029	250,000	259,083
4.000%, 06/01/2030	820,000	951,208
5.000%, 12/01/2025	500,000	608,470
County of Clay, General Obligation Unlimited Bonds
4.000%, 10/01/2036	750,000	812,430
County of Geary, General Obligation Unlimited Bonds
4.000%, 09/01/2030	415,000	467,564
County of Johnson, General Obligation Unlimited Bonds
3.000%, 09/01/2030	400,000	410,184
4.000%, 09/01/2028	1,125,000	1,283,186
County of Linn, General Obligation Unlimited Bonds
4.000%, 07/01/2032	505,000	586,805
County of Scott, General Obligation Unlimited Bonds
5.000%, 04/01/2028	500,000	504,785
Johnson County Public Building Commission, Revenue Bonds
4.000%, 09/01/2029	650,000	747,812
4.000%, 09/01/2030	500,000	572,740
4.000%, 09/01/2031	1,500,000	1,713,090
4.500%, 09/01/2027	955,000	1,006,045
Kansas Development Finance Authority, Revenue Bonds
4.000%, 10/01/2020	250,000	255,112
4.000%, 11/01/2030	800,000	920,120
4.000%, 11/01/2031	1,100,000	1,261,315
5.000%, 04/01/2025	800,000	892,680
5.000%, 04/01/2026	1,485,000	1,654,023
5.000%, 09/01/2026	630,000	769,255
5.000%, 04/01/2031	1,000,000	1,107,520
5.000%, 04/01/2034	2,000,000	2,207,420
Overland Park Transportation Development District, Revenue Bonds
5.900%, 04/01/2032	850,000	856,214
Unified Government of Greeley County, General Obligation Unlimited Bonds
4.000%, 12/01/2029	250,000	278,680
4.000%, 12/01/2032	100,000	110,524
Wyandotte County-Kansas City Unified Government, General Obligation Unlimited Bonds
3.000%, 03/01/2020	720,000	722,153

	Principal Amount	Value (Note 2)
General Obligation (continued)
4.000%, 08/01/2029	$685,000	$795,915
4.000%, 08/01/2030	1,560,000	1,729,107
4.000%, 08/01/2031	930,000	986,879
5.000%, 08/01/2025	815,000	974,365
5.000%, 08/01/2029	1,000,000	1,020,930
Wyandotte County-Kansas City Unified Government, Revenue Bonds
4.875%, 10/01/2028	370,000	370,037
5.000%, 12/01/2023	570,000	647,657
Total General Obligation		45,842,471

Health Care (5.79%)
City of Manhattan, Revenue Bonds
5.000%, 11/15/2029	680,000	740,486
City of Olathe, Revenue Bonds
4.000%, 09/01/2030	450,000	468,044
City of Wichita, Revenue Bonds
5.000%, 11/15/2029	1,570,000	1,680,088
Kansas Development Finance Authority, Revenue Bonds
4.000%, 04/01/2024	230,000	231,587
4.500%, 04/01/2022	225,000	226,795
5.000%, 02/01/2022	555,000	556,610
5.000%, 04/01/2029	650,000	656,026
5.000%, 11/15/2032	1,500,000	1,616,805
5.000%, 11/15/2034	350,000	376,831
5.250%, 01/01/2025	200,000	200,000
5.375%, 03/01/2030	1,000,000	1,006,910
Lyon County Public Building Commission, Revenue Bonds
5.000%, 12/01/2035	1,335,000	1,568,438
Pawnee County Public Building Commission, Revenue Bonds
4.000%, 02/15/2031	145,000	149,814
University of Kansas Hospital Authority, Revenue Bonds
5.000%, 09/01/2028	250,000	295,870
5.000%, 09/01/2030	350,000	411,215
5.000%, 09/01/2031	500,000	585,960
Total Health Care		10,771,479

Housing (1.84%)
La Cygne Public Building Commission, Revenue Bonds
5.000%, 11/01/2029	375,000	375,000
Pratt County Public Building Commission, Revenue Bonds
3.250%, 12/01/2032	655,000	655,524
Topeka Public Building Commission, Revenue Bonds
5.000%, 06/01/2027	2,355,000	2,385,591
Total Housing		3,416,115

Public Services (0.98%)
Johnson County Park & Recreation District, Certificate Participation Bonds
3.000%, 09/01/2028	1,165,000	1,252,760
3.000%, 09/01/2029	535,000	569,352
Total Public Services		1,822,112

	Principal Amount	Value (Note 2)
Transportation (10.49%)
Kansas Turnpike Authority, Revenue Bonds
4.000%, 09/01/2026	$1,000,000	$1,017,300
5.000%, 09/01/2031	630,000	820,203
5.000%, 09/01/2032	500,000	648,180
5.000%, 09/01/2036	1,000,000	1,277,320
5.000%, 09/01/2037	1,000,000	1,271,250
5.000%, 09/01/2038	900,000	1,139,427
State of Kansas Department of Transportation, Revenue Bonds
5.000%, 09/01/2023	200,000	227,908
5.000%, 09/01/2028	1,500,000	1,883,910
5.000%, 09/01/2029	1,000,000	1,191,150
5.000%, 09/01/2031	3,020,000	3,744,619
5.000%, 09/01/2032	500,000	618,205
5.000%, 09/01/2033	1,445,000	1,710,606
5.000%, 09/01/2034	3,260,000	3,951,634
Total Transportation		19,501,712

Utilities (13.87%)
City of Lawrence Water & Sewage System, Revenue Bonds
4.000%, 11/01/2038	1,000,000	1,096,260
City of Olathe Water & Sewer System, Revenue Bonds
3.000%, 07/01/2030	675,000	726,664
3.000%, 07/01/2031	555,000	592,413
3.000%, 07/01/2032	745,000	790,296
3.000%, 07/01/2033	755,000	794,049
4.000%, 07/01/2024	250,000	277,720
City of Topeka Combined Utility, Revenue Bonds
3.375%, 08/01/2032	1,335,000	1,343,304
3.500%, 08/01/2033	2,285,000	2,299,578
4.000%, 08/01/2026	2,600,000	2,716,584
City of Wichita Water & Sewer Utility, Revenue Bonds
3.000%, 10/01/2029	1,180,000	1,282,495
3.250%, 10/01/2031	1,070,000	1,078,817
3.375%, 10/01/2039	1,000,000	1,046,810
4.000%, 10/01/2029	1,000,000	1,021,580
4.000%, 10/01/2030	1,000,000	1,021,580
5.000%, 10/01/2025	1,000,000	1,067,360
5.000%, 10/01/2028	2,650,000	2,828,504
Kansas Power Pool, Revenue Bonds
5.000%, 12/01/2023	200,000	218,562
5.000%, 12/01/2028	700,000	824,012
Wyandotte County-Kansas City Unified Government Utility System, Revenue Bonds
4.250%, 09/01/2023	500,000	502,375
5.000%, 09/01/2027	1,300,000	1,377,194
5.000%, 09/01/2031	1,350,000	1,587,220
5.000%, 09/01/2032	1,090,000	1,184,187
5.000%, 09/01/2033	100,000	116,146
Total Utilities		25,793,710

TOTAL MUNICIPAL BONDS
(Cost $175,141,137)		181,171,164

	Rate	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.53%)

U.S. Treasury Bills
United States Treasury Bill	1.399%	1,000,000	$998,061
Total U.S. Treasury Bills			998,061

Money Market Fund
Federated Treasury Obligations Fund(b)	1.267%	1,859,493	1,859,493
Total Money Market Fund			1,859,493

TOTAL SHORT TERM INVESTMENTS
(Cost $2,857,433)			2,857,554

TOTAL INVESTMENTS (98.98%)
(Cost $177,998,570)			$184,028,718

OTHER ASSETS IN EXCESS OF LIABILITIES (1.02%)			1,887,228

NET ASSETS (100.00%)			$185,915,946

(a)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.
(b)	Represents 7 day effective yield at December 31, 2019.

Notes to Quarterly Portfolio of Investments

December 31, 2019 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the American Independence Kansas Tax-Exempt Bond Fund (the “Fund” or “Kansas Tax-Exempt Bond Fund”). The Fund’s primary investment objective is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. The Fund currently offers Institutional Class Shares and Class A Shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and shares of registered investment companies that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV. When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019:

Kansas Tax-Exempt Bond Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$181,171,164	$–	$181,171,164
Short Term Investments
Money Market Fund	1,859,493	–	–	1,859,493
U.S. Treasury Bills	–	998,061	–	998,061
Total	$1,859,493	$182,169,225	$–	$184,028,718

There were no Level 3 securities held in the Fund at December 31, 2019.

Securities Purchased on a When-Issued Basis: The Fund may purchase securities on a “when-issued” basis. When- issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when- issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

The Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

Trust Expenses: Some expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed to a Fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of each Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned based on the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are distributed at least annually. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short- term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its investment adviser has determined that so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Beacon Accelerated Return Strategy Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (109.80%)
Call Option Contracts (109.80%)
S&P 500® Mini Index:
Jefferies	01/14/2020	$0.01	350	$11,307,800	$11,290,832
Jefferies	01/14/2020	277.00	120	3,876,960	549,922
Jefferies	01/14/2020	282.00	230	7,430,840	939,338
Jefferies	02/14/2020	0.01	300	9,692,400	9,663,272
Jefferies	02/14/2020	282.00	160	5,169,280	658,134
Jefferies	02/14/2020	289.92	140	4,523,120	469,731
Jefferies	03/13/2020	285.40	400	12,923,200	1,542,296
Jefferies	03/13/2020	0.01	400	12,923,200	12,864,846
Jefferies	04/14/2020	0.01	350	11,307,800	11,244,230
Jefferies	04/14/2020	289.19	350	11,307,800	1,262,291
Jefferies	05/14/2020	301.17	250	8,077,000	668,814
Jefferies	05/14/2020	289.19	90	2,907,720	333,313
Jefferies	05/14/2020	0.01	340	10,984,720	10,909,452
Jefferies	06/12/2020	301.17	150	4,846,200	417,916
Jefferies	06/12/2020	284.80	180	5,815,440	752,277
Jefferies	06/12/2020	0.01	330	10,661,640	10,576,746
Jefferies	07/14/2020	299.47	150	4,846,200	455,408
Jefferies	07/14/2020	284.80	180	5,815,440	767,821
Jefferies	07/14/2020	0.01	330	10,661,640	10,562,238
Jefferies	08/14/2020	299.47	325	10,500,100	1,019,769
Jefferies	08/14/2020	0.01	325	10,500,100	10,386,417
Jefferies	09/14/2020	0.01	335	10,823,180	10,690,822
Jefferies	09/14/2020	299.74	335	10,823,180	1,076,954
Jefferies	10/14/2020	0.01	320	10,338,560	10,199,297
Jefferies	10/14/2020	299.74	85	2,746,180	281,193
Jefferies	10/14/2020	310.65	235	7,592,380	589,813
Jefferies	11/13/2020	0.01	290	9,369,320	9,232,159
Jefferies	11/13/2020	310.65	60	1,938,480	156,995
Jefferies	11/13/2020	319.60	230	7,430,840	464,803
				237,140,720	130,027,099
TOTAL PURCHASED OPTION CONTRACTS
(Cost $112,530,043)				$237,140,720	$130,027,099

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.82%)
Money Market Funds
BlackRock Liquidity Funds, T-Fund Portfolio - Institutional Class(a)	1.011%	544,325	544,325
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	1.506%	426,508	426,508
			970,833
TOTAL SHORT TERM INVESTMENTS
(Cost $970,833)			970,833

TOTAL INVESTMENTS (110.62%)
(Cost $113,500,876)			$130,997,932

Value (Note 2)
LIABILITIES IN EXCESS OF OTHER ASSETS (-10.62%)	(12,576,430)

NET ASSETS (100.00%)	$118,421,502

(a)	All or a portion is held as collateral at broker for written options.

WRITTEN OPTION CONTRACTS (10.50%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Call Option Contracts - (10.50%)
S&P 500® Mini Index
Jefferies	01/14/20	$299.16	(240)	$137,681	$(7,753,920)	$(571,558)
Jefferies	01/14/20	301.54	(460)	241,357	(14,861,680)	(988,184)
Jefferies	02/14/20	303.15	(320)	175,898	(10,338,560)	(679,285)
Jefferies	02/14/20	309.55	(280)	142,149	(9,046,240)	(435,243)
Jefferies	03/13/20	305.18	(800)	438,959	(25,846,400)	(1,655,704)
Jefferies	04/14/20	309.72	(700)	392,488	(22,615,600)	(1,296,589)
Jefferies	05/14/20	311.46	(180)	103,978	(5,815,440)	(334,603)
Jefferies	05/14/20	320.69	(500)	265,846	(16,154,000)	(603,557)
Jefferies	06/12/20	306.73	(360)	229,926	(11,630,880)	(843,871)
Jefferies	06/12/20	322.28	(300)	165,503	(9,692,400)	(371,524)
Jefferies	07/14/20	308.18	(360)	234,966	(11,630,880)	(848,354)
Jefferies	07/14/20	320.61	(300)	192,804	(9,692,400)	(444,830)
Jefferies	08/14/20	322.32	(650)	432,703	(21,000,200)	(972,569)
Jefferies	09/14/20	321.80	(670)	427,927	(21,646,360)	(1,100,095)
Jefferies	10/14/20	323.36	(170)	113,501	(5,492,360)	(284,948)
Jefferies	10/14/20	333.40	(470)	311,934	(15,184,760)	(522,385)
Jefferies	11/13/20	335.40	(120)	85,395	(3,876,960)	(134,748)
Jefferies	11/13/20	343.50	(460)	284,597	(14,861,680)	(348,301)
TOTAL WRITTEN OPTION CONTRACTS				$4,377,612	$(237,140,720)	$(12,436,348)

Beacon Planned Return Strategy Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (113.81%)
Call Option Contracts (111.79%)
S&P 500® Mini Index:
Jefferies	01/14/2020	$276.70	1,200	$38,769,600	$5,535,138
Jefferies	01/14/2020	36.12	1,200	38,769,600	34,380,846
Jefferies	02/14/2020	282.75	680	21,969,440	2,747,852
Jefferies	02/14/2020	290.40	310	10,015,480	1,026,016
Jefferies	02/14/2020	36.70	680	21,969,440	19,413,345
Jefferies	02/14/2020	37.88	310	10,015,480	8,813,693
Jefferies	03/13/2020	290.40	680	21,969,440	2,306,341
Jefferies	03/13/2020	37.88	680	21,969,440	19,303,200
Jefferies	03/13/2020	36.78	200	6,461,600	5,699,342
Jefferies	03/13/2020	285.15	200	6,461,600	775,817
Jefferies	04/14/2020	285.15	900	29,077,200	3,576,161
Jefferies	04/14/2020	36.78	900	29,077,200	25,619,430
Jefferies	05/14/2020	289.23	950	30,692,600	3,514,941
Jefferies	05/14/2020	37.75	950	30,692,600	26,917,833
Jefferies	06/12/2020	301.03	1,100	35,538,800	3,077,242
Jefferies	06/12/2020	39.30	1,100	35,538,800	30,964,346
Jefferies	07/14/2020	37.08	1,000	32,308,000	28,330,866
Jefferies	07/14/2020	283.60	1,000	32,308,000	4,369,912
Jefferies	08/14/2020	39.10	975	31,500,300	27,384,836
Jefferies	08/14/2020	299.75	975	31,500,300	3,037,714
Jefferies	09/14/2020	299.95	800	25,846,400	2,558,747
Jefferies	09/14/2020	299.75	200	6,461,600	642,802
Jefferies	09/14/2020	39.10	200	6,461,600	5,609,337
Jefferies	09/14/2020	38.85	800	25,846,400	22,457,130
Jefferies	10/14/2020	299.95	375	12,115,500	1,234,568
Jefferies	10/14/2020	311.54	575	18,577,100	1,407,413
Jefferies	10/14/2020	38.85	375	12,115,500	10,513,512
Jefferies	10/14/2020	40.65	575	18,577,100	16,018,477
Jefferies	11/13/2020	41.71	400	12,923,200	10,851,470
Jefferies	11/13/2020	311.54	400	12,923,200	1,022,003
Jefferies	11/13/2020	40.65	400	12,923,200	11,130,102
Jefferies	11/13/2020	319.70	400	12,923,200	805,817
				694,298,920	341,046,249

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (113.81%) (continued)
Put Option Contracts (2.02%)
S&P 500® Mini Index:
Jefferies	01/14/2020	$276.70	1,200	$38,769,600	$6,450
Jefferies	02/14/2020	282.75	680	21,969,440	33,389
Jefferies	02/14/2020	290.40	310	10,015,480	25,229
Jefferies	03/13/2020	285.15	200	6,461,600	28,209
Jefferies	03/13/2020	290.40	680	21,969,440	120,351
Jefferies	04/14/2020	285.15	900	29,077,200	208,745
Jefferies	05/14/2020	289.23	950	30,692,600	348,841
Jefferies	06/12/2020	301.03	1,100	35,538,800	700,504
Jefferies	07/14/2020	283.60	1,000	32,308,000	484,321
Jefferies	08/14/2020	299.75	975	31,500,300	820,482
Jefferies	09/14/2020	299.75	200	6,461,600	189,408
Jefferies	09/14/2020	299.95	800	25,846,400	760,995
Jefferies	10/14/2020	299.95	375	12,115,500	393,246
Jefferies	10/14/2020	311.54	575	18,577,100	775,707
Jefferies	11/13/2020	311.54	400	12,923,200	582,927
Jefferies	11/13/2020	319.70	400	12,923,200	688,787
				347,149,460	6,167,591
TOTAL PURCHASED OPTION CONTRACTS
(Cost $305,872,252)				$1,041,448,380	$347,213,840

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (3.95%)
Money Market Funds
BlackRock Liquidity Funds, T-Fund Portfolio - Institutional Class(a)	1.011%	797,772	797,772
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	1.506%	11,245,244	11,245,244
			12,043,016
TOTAL SHORT TERM INVESTMENTS
(Cost $12,043,016)			12,043,016

TOTAL INVESTMENTS (117.76%)
(Cost $317,915,268)			$359,256,856

LIABILITIES IN EXCESS OF OTHER ASSETS (-17.76%)			(54,191,591)

NET ASSETS (100.00%)			$305,065,265

(a)	All or a portion is held as collateral at broker for written options.

WRITTEN OPTION CONTRACTS (18.64%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Put Option Contracts - (0.95%)
S&P 500® Mini Index
Jefferies	01/14/20	$249.03	(1,200)	$905,644	$(38,769,600)	$(2,580)
Jefferies	02/14/20	254.48	(680)	477,834	(21,969,440)	(5,539)
Jefferies	02/14/20	261.36	(310)	201,090	(10,015,480)	(3,677)
Jefferies	03/13/20	256.64	(200)	147,332	(6,461,600)	(6,727)
Jefferies	03/13/20	261.36	(680)	480,554	(21,969,440)	(29,175)
Jefferies	04/14/20	256.64	(900)	726,930	(29,077,200)	(64,796)
Jefferies	05/14/20	260.31	(950)	754,016	(30,692,600)	(132,570)
Jefferies	06/12/20	270.93	(1,100)	878,572	(35,538,800)	(305,533)
Jefferies	07/14/20	255.24	(1,000)	993,702	(32,308,000)	(226,860)
Jefferies	08/14/20	269.78	(975)	937,659	(31,500,300)	(403,779)
Jefferies	09/14/20	269.78	(200)	207,132	(6,461,600)	(97,419)
Jefferies	09/14/20	269.96	(800)	766,159	(25,846,400)	(391,239)
Jefferies	10/14/20	269.96	(375)	388,757	(12,115,500)	(202,729)
Jefferies	10/14/20	280.39	(575)	555,274	(18,577,100)	(392,526)
Jefferies	11/13/20	280.39	(400)	431,074	(12,923,200)	(306,923)
Jefferies	11/13/20	287.73	(400)	375,474	(12,923,200)	(358,346)
				9,227,203	(347,149,460)	(2,930,418)
Call Option Contracts - (17.69%)
S&P 500® Mini Index
Jefferies	01/14/20	288.81	(2,400)	2,432,899	(77,539,200)	(8,174,559)
Jefferies	02/14/20	294.12	(1,360)	1,309,277	(43,938,880)	(4,024,220)
Jefferies	02/14/20	300.74	(620)	578,271	(20,030,960)	(1,452,861)
Jefferies	03/13/20	295.90	(400)	398,674	(12,923,200)	(1,155,422)
Jefferies	03/13/20	301.78	(1,360)	1,303,837	(43,938,880)	(3,215,223)
Jefferies	04/14/20	296.90	(1,800)	1,858,870	(58,154,400)	(5,258,140)
Jefferies	05/14/20	300.83	(1,900)	1,935,541	(61,385,200)	(5,136,536)
Jefferies	06/12/20	312.70	(2,200)	2,032,155	(71,077,600)	(4,165,860)
Jefferies	07/14/20	296.62	(2,000)	2,295,415	(64,616,000)	(6,535,176)
Jefferies	08/14/20	312.25	(1,950)	2,191,229	(63,000,600)	(4,237,341)
Jefferies	09/14/20	311.95	(1,600)	1,737,128	(51,692,800)	(3,685,916)
Jefferies	09/14/20	313.39	(400)	463,075	(12,923,200)	(880,865)
Jefferies	10/14/20	313.09	(750)	846,523	(24,231,000)	(1,755,391)
Jefferies	10/14/20	323.70	(1,150)	1,293,408	(37,154,200)	(1,904,048)
Jefferies	11/13/20	325.20	(800)	949,359	(25,846,400)	(1,342,353)
Jefferies	11/13/20	332.70	(800)	902,159	(25,846,400)	(1,007,916)
				22,527,820	(694,298,920)	(53,931,827)

TOTAL WRITTEN OPTION CONTRACTS				$31,755,023	$(1,041,448,380)	$(56,862,245)

Notes to Quarterly Portfolio of Investments

December 31, 2019 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund (each, a “Fund” and collectively, the “Funds” or “Beacon Funds Trust”). The Funds are non-diversified and the primary investment objectives are to deliver capital appreciation and generate positive alpha for the Beacon Accelerated Return Strategy Fund, and capital preservation and capital appreciation for the Beacon Planned Return Strategy Fund. The Funds currently offer Institutional Class shares. Effective as of December 31, 2019, the Funds have suspended the offering of its Class A shares. Each share class of the Funds has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

FLEX Options are customized option contracts available through the Chicago Board Options Exchange ("CBOE"). Flexible Exchange Options are valued based on prices supplied by an independent third-party pricing service, which utilizes pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out- of-money contracts on a given strike price.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”) Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2019:

BEACON ACCELERATED RETURN STRATEGY FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$130,027,099	$–	$130,027,099
Short Term Investments	970,833	–	–	970,833
Total	$970,833	$130,027,099	$–	$130,997,932

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(12,436,348)	$–	$(12,436,348)
TOTAL	$–	$(12,436,348)	$–	$(12,436,348)

BEACON PLANNED RETURN STRATEGY FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$347,213,840	$–	$347,213,840
Short Term Investments	12,043,016	–	–	12,043,016
Total	$12,043,016	$347,213,840	$–	$359,256,856

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(56,862,245)	$–	$(56,862,245)
TOTAL	$–	$(56,862,245)	$–	$(56,862,245)

There were no Level 3 securities held during the year.

Cash & Cash Equivalents: The Funds considers their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: The Funds place their cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Offering Costs: The Funds incurred offering costs during the fiscal year ended December 31, 2019. These offering costs, including fees for printing initial prospectuses, legal and registration fees, are being amortized over the first twelve months from the inception date of the Funds. Amounts amortized through December 31, 2019, are expensed in the Funds’ Statements of Operations.

Trust Expenses: Some expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed to a Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution and services plan for a particular class of a Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short- term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. DERIVATIVE INSTRUMENTS

The Funds’ investment objectives permit the Funds to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency contracts, currency swaps and purchased and written options. In doing so, the Funds may employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for nonhedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The Funds use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices.

Purchased Options: When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Written Options: When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

CLARKSTON PARTNERS FUND

PORTFOLIO OF INVESTMENTS

December 31, 2019 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (79.92%)
Consumer Discretionary (12.50%)
IAA, Inc.(a)	180,000	$8,470,800
John Wiley & Sons, Inc., Class A	594,000	28,820,880
Matthews International Corp., Class A	560,000	21,375,200
Nielsen Holdings PLC	3,315,000	67,294,500
Total Consumer Discretionary		125,961,380

Consumer Staples (5.21%)
Molson Coors Brewing Co., Class B	590,000	31,801,000
Post Holdings, Inc.(a)	190,000	20,729,000
Total Consumer Staples		52,530,000

Financial Services (34.29%)(b)
Affiliated Managers Group, Inc.	355,000	30,082,700
Artisan Partners Asset Management, Inc., REIT, Class A	725,000	23,432,000
Broadridge Financial Solutions, Inc.	200,000	24,708,000
Brown & Brown, Inc.	1,300,000	51,324,000
Legg Mason, Inc.	1,435,000	51,530,850
LPL Financial Holdings, Inc.	500,000	46,125,000
The Western Union Co.	2,160,000	57,844,800
Willis Towers Watson PLC	300,000	60,582,000
Total Financial Services		345,629,350

Health Care (2.52%)
Change Healthcare, Inc.(a)	1,550,000	25,404,500

Producer Durables (20.83%)
Actuant Corp., Class A	1,090,000	28,372,700
CH Robinson Worldwide, Inc.	270,000	21,114,000
Graco, Inc.	165,000	8,580,000
Hillenbrand, Inc.	887,313	29,556,396
Landstar System, Inc.	205,000	23,343,350
Stericycle, Inc.(a)	1,270,000	81,038,700
Waters Corp.(a)	77,000	17,991,050
Total Producer Durables		209,996,196

Technology (4.57%)
CDK Global, Inc.	829,000	45,329,720
Sabre Corp.	35,084	787,285
Total Technology		46,117,005

TOTAL COMMON STOCK
(Cost $632,081,754)		805,638,431

TOTAL INVESTMENTS (79.92%)
(Cost $632,081,754)		$805,638,431

OTHER ASSETS IN EXCESS OF LIABILITIES (20.08%)		202,460,033

NET ASSETS (100.00%)		$1,008,098,464

(a)	Non-income producing security.
(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Quarterly Portfolio of Investments

CLARKSTON FUND

PORTFOLIO OF INVESTMENTS

December 31, 2019 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (89.20%)
Consumer Discretionary (7.33%)
Nielsen Holdings PLC	183,000	$3,714,900
The Walt Disney Co.	3,500	506,205
Total Consumer Discretionary		4,221,105

Consumer Staples (29.70%)(a)
Anheuser-Busch InBev SA/NV, Sponsored ADR	36,500	2,994,460
Diageo PLC, Sponsored ADR	11,700	1,970,514
Molson Coors Brewing Co., Class B	33,500	1,805,650
Nestle SA, Sponsored, ADR	17,500	1,894,550
PepsiCo, Inc.	18,000	2,460,060
Sysco Corp.	26,000	2,224,040
The Procter & Gamble Co.	30,000	3,747,000
Total Consumer Staples		17,096,274

Financial Services (23.97%)
Affiliated Managers Group, Inc.	24,000	2,033,760
American Express Co.	17,000	2,116,330
Capital One Financial Corp.	12,800	1,317,248
Mastercard, Inc., Class A	3,500	1,045,065
The Charles Schwab Corp.	27,500	1,307,900
The Western Union Co.	103,000	2,758,340
US Bancorp	18,500	1,096,865
Willis Towers Watson PLC	10,500	2,120,370
Total Financial Services		13,795,878

Health Care (5.76%)
AmerisourceBergen Corp.	7,550	641,901
Johnson & Johnson	13,500	1,969,245
McKesson Corp.	5,100	705,432
Total Health Care		3,316,578

Producer Durables (14.70%)
3M Co.	500	88,210
CH Robinson Worldwide, Inc.	9,500	742,900
FedEx Corp.	7,000	1,058,470
General Electric Co.	398,000	4,441,680
Paychex, Inc.	8,500	723,010
United Parcel Service, Inc., Class B	12,000	1,404,720
Total Producer Durables		8,458,990

Technology (7.74%)
Cisco Systems, Inc.	18,500	887,260
International Business Machines Corp.	13,500	1,809,540
Microsoft Corp.	11,150	1,758,355
Total Technology		4,455,155

TOTAL COMMON STOCK
(Cost $43,698,932)		51,343,980

TOTAL INVESTMENTS (89.20%)
(Cost $43,698,932)		$51,343,980

OTHER ASSETS IN EXCESS OF LIABILITIES (10.80%)		6,215,534

NET ASSETS (100.00%)		$57,559,514

(a)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Quarterly Portfolio of Investments

CLARKSTON FOUNDERS FUND

PORTFOLIO OF INVESTMENTS

December 31, 2019 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (70.27%)
Consumer Discretionary (7.96%)
LKQ Corp.(a)	21,000	$749,700
Nielsen Holdings PLC	165,000	3,349,500
Total Consumer Discretionary		4,099,200

Consumer Staples (9.60%)
Molson Coors Brewing Co., Class B	44,000	2,371,600
Post Holdings, Inc.(a)	8,700	949,170
Sysco Corp.	19,000	1,625,260
Total Consumer Staples		4,946,030

Financial Services (27.35%)(b)
Affiliated Managers Group, Inc.	24,500	2,076,130
Broadridge Financial Solutions, Inc.	7,800	963,612
Brown & Brown, Inc.	60,000	2,368,800
FactSet Research Systems, Inc.	1,500	402,450
Legg Mason, Inc.	50,500	1,813,455
The Charles Schwab Corp.	21,500	1,022,540
The Western Union Co.	105,000	2,811,900
Willis Towers Watson PLC	13,000	2,625,220
Total Financial Services		14,084,107

Health Care (6.88%)
AmerisourceBergen Corp.	5,000	425,100
Change Healthcare, Inc.(a)	110,000	1,802,900
McKesson Corp.	9,500	1,314,040
Total Health Care		3,542,040

Producer Durables (14.16%)
CH Robinson Worldwide, Inc.	16,000	1,251,200
Paychex, Inc.	11,000	935,660
Stericycle, Inc.(a)	69,000	4,402,890
Waters Corp.(a)	3,000	700,950
Total Producer Durables		7,290,700

Technology (4.32%)
CDK Global, Inc.	40,000	2,187,200
Sabre Corp.	1,581	35,478
Total Technology		2,222,678

TOTAL COMMON STOCK
(Cost $30,985,717)		36,184,755

TOTAL INVESTMENTS (70.27%)
(Cost $30,985,717)		$36,184,755

OTHER ASSETS IN EXCESS OF LIABILITIES (29.73%)		15,310,592

NET ASSETS (100.00%)		$51,495,347

(a)	Non-income producing security.
(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Quarterly Portfolio of Investments

Notes to Quarterly Portfolio of Investments

December 31, 2019 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and the primary investment objectives are to achieve long-term capital appreciation. The Clarkston Partners Fund currently offers Founders Class shares and Institutional Class shares, and the Clarkston Fund, and the Clarkston Founders Fund currently offer Institutional Class shares. Each share class of the Clarkston Partners Fund has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Funds’ assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities. Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three- tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2019:

CLARKSTON PARTNERS FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$125,961,380	$–	$–	$125,961,380
Consumer Staples	52,530,000	–	–	52,530,000
Financial Services	345,629,350	–	–	345,629,350
Health Care	25,404,500	–	–	25,404,500
Producer Durables	209,996,196	–	–	209,996,196
Technology	46,117,005	–	–	46,117,005
Total	$805,638,431	$–	$–	$805,638,431

CLARKSTON FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$4,221,105	$–	$–	$4,221,105
Consumer Staples	17,096,274	–	–	17,096,274
Financial Services	13,795,878	–	–	13,795,878
Health Care	3,316,578	–	–	3,316,578
Producer Durables	8,458,990	–	–	8,458,990
Technology	4,455,155	–	–	4,455,155
Total	$51,343,980	$–	$–	$51,343,980

CLARKSTON FOUNDERS FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$4,099,200	$–	$–	$4,099,200
Consumer Staples	4,946,030	–	–	4,946,030
Financial Services	14,084,107	–	–	14,084,107
Health Care	3,542,040	–	–	3,542,040
Producer Durables	7,290,700	–	–	7,290,700
Technology	2,222,678	–	–	2,222,678
Total	$36,184,755	$–	$–	$36,184,755

There were no Level 3 securities held during the period.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed to a Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the shareholder service plan for a particular class of a Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. All of the realized and unrealized gains and losses of a Fund and net investment income of a Fund are allocated daily to each class of the Fund in proportion to its average daily net assets.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

DDJ OPPORTUNISTIC HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS

December 31, 2019 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (0.56%)
Consumer Discretionary (0.13%)
American Tire Distributors(a)(b)(c)(d)(j)	2,940	$73,353

Materials (0.43%)
Real Alloy Holding, Inc.(a)(b)(c)(d)(j)	3	106,139
Specialty Steel Holdco, Inc.(a)(b)(c)(d)(j)	1	133,316
Total Materials		239,455

TOTAL COMMON STOCKS
(Cost $299,738)		312,808

	Rate	Maturity Date	Principal Amount	Value (Note 2)
BANK LOANS (27.39%)
Communications (3.04%)
MH Sub I LLC, Series Amendment No. 2 Initial(e)	1M US L + 7.50%, 1.00% Floor	9/15/2025	$991,443	$994,546
Ten-X LLC(e)	1M US L + 4.00%, 1.00% Floor	9/27/2024	528,651	524,248
Ten-X LLC, Series Senior Secured(a)(b)(e)(j)	1M US L + 8.00%, 1.00% Floor	9/29/2025	180,000	180,000
Total Communications				1,698,794

Consumer Discretionary (0.53%)
18 Fremont Street Acquisition LLC(e)	6M US L + 8.00%, 1.50% Floor	8/9/2025	250,000	252,031
American Tire Distributors, Inc., Series Initial (DIP)(b)(e)(f)	Cash L + 6.00 + PIK 1.0%, 1.00% Floor	9/1/2023	25,705	25,444
American Tire Distributors, Inc., Series Initial(b)(e)(f)	Cash L + 6.50 + PIK 1.50%, 1.00% Floor	9/2/2024	16,966	15,227
Total Consumer Discretionary				292,702
Consumer, Cyclical (2.29%)
DexKo Global, Inc., Series B(a)(e)(j)	3M US L + 8.25%	7/24/2025	238,910	237,119
Truck Hero, Inc., Series Initial(a)(e)	1M US L + 8.25%, 1.00% Floor	4/21/2025	260,000	249,600
Truck Hero, Inc., Series Initial(e)	1M US L + 3.75%	4/22/2024	806,913	788,757
Total Consumer, Cyclical				1,275,476

Consumer, Non-cyclical (6.06%)
Aveanna Healthcare LLC, Series Initial(e)(g)	L + 4.25%, 1.00% Floor	3/18/2024	963,778	932,460
Aveanna Healthcare LLC, Series Initial(e)	1M US L + 8.00%, 1.00% Floor	3/17/2025	120,000	115,500
Aveanna Healthcare LLC, Series Initial New(e)	1M US L + 5.50%, 1.00% Floor	3/18/2024	128,468	124,735
Dentalcorp Health Services ULC, Series Initial(a)(e)	1M US L + 7.50%, 1.00% Floor	6/8/2026	230,000	227,700
Envision Healthcare Corp., Series Initial(e)(g)	1M US L + 3.75%	10/10/2025	736,909	632,206
Kronos Acquisition Intermediate, Inc., Series Initial(e)(g)	1M US L + 4.00%, 1.00% Floor	5/15/2023	570,000	561,165
KUEHG Corp, Series Tranche B(e)	3M US L + 8.25%, 1.00% Floor	8/22/2025	130,000	130,264
Lanai Holdings III, Inc., Series Initial(a)(b)(e)(j)	3M US L + 8.50%, 1.00% Floor	8/28/2023	160,000	136,000
Learning Care Group No. 2, Inc., Series Initial(a)(b)(e)	3M US L + 7.50%, 1.00% Floor	3/13/2026	110,000	110,550
Packaging Coordinators Midco, Inc., Series Initial(a)(e)(j)	3M US L + 8.75%, 1.00% Floor	7/1/2024	160,000	160,000
Parfums Holding Co, Inc., Series Initial(e)	3M US L + 8.75%, 1.00% Floor	6/30/2025	250,000	249,220
Total Consumer, Non-cyclical				3,379,800

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Financials (6.51%)
Asurion LLC, Series Replacement B-2(e)(g)	1M US L + 6.50%	8/4/2025	$2,195,000	$2,227,102
Granite US Holdings Corp., Series B(a)(e)	3M US L + 5.25%	9/30/2026	518,700	521,293
Masergy Holdings, Inc., Series Initial(e)	3M US L + 7.50%, 1.00% Floor	12/16/2024	125,585	123,074
Uniti Group, Inc., Series Shortfall(e)(g)	1M US L + 5.00%, 1.00% Floor	10/24/2022	688,638	678,022
Zest Acquisition Corp., Series Initial(a)(e)	3M US L + 7.50%, 1.00% Floor	3/13/2026	90,000	84,825
Total Financials				3,634,316

Health Care (0.16%)
National Mentor Holdings, Inc., Series Initial(a)(e)	1M US L + 8.50%, 1.00% Floor	3/8/2027	90,000	89,775

Industrials (5.46%)
Brand Energy & Infrastructure Services, Inc., Series Initial(e)(g)	3M US L + 4.25%, 1.00% Floor	6/21/2024	569,847	569,134
Deliver Buyer, Inc., Series Senior Secured(e)(g)	3M US L + 5.00%, 1.00% Floor	5/1/2024	1,533,635	1,543,703
Engineered Machinery Holdings, Inc., Series Initial(e)	3M US L + 7.25%, 1.00% Floor	7/18/2025	325,812	323,096
Utex Industries, Inc., Series Initial(e)	1M US L + 7.25%, 1.00% Floor	5/20/2022	460,000	239,610
Utex Industries, Inc. - Initial Loan (First Lien), Series Initial(e)	1M US L + 4.00%, 1.00% Floor	5/21/2021	508,184	373,302
Total Industrials				3,048,845

Technology (3.34%)
Dun & Bradstreet Corp., Series Initial Borrowing(e)	1M US L + 5.00%	2/6/2026	410,000	414,100
Evergreen Skills Lux S.À R.L., Series Initial(e)(g)	6M US L + 4.75%, 1.00% Floor	4/28/2021	1,295,378	1,005,537
Peak 10 Holding Corp., Series Initial(e)	3M US L + 7.25%, 1.00% Floor	8/1/2025	140,000	88,667
TierPoint LLC, Series Initial(e)	1M US L + 7.25%, 1.00% Floor	5/5/2025	400,000	355,334
Total Technology				1,863,638

TOTAL BANK LOANS
(Cost $15,613,156)				15,283,346

HIGH YIELD BONDS AND NOTES (67.67%)
Basic Materials (11.00%)
AK Steel Corp.	7.625%	10/1/2021	570,000	575,928
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP(h)	8.750%	7/15/2026	1,290,000	1,302,061
Big River Steel LLC / BRS Finance Corp.(h)	7.250%	9/1/2025	490,000	518,170
Century Aluminum Co.(h)	7.500%	6/1/2021	1,840,000	1,808,536
Cornerstone Chemical Co.(h)	6.750%	8/15/2024	640,000	597,066
Joseph T Ryerson & Son, Inc.(h)	11.000%	5/15/2022	660,000	697,945
Northwest Acquisitions ULC / Dominion Finco, Inc.(h)	7.125%	11/1/2022	850,000	639,013
Total Basic Materials				6,138,719

Communications (8.75%)
CCO Holdings LLC / CCO Holdings Capital Corp.(h)	5.875%	4/1/2024	160,000	165,734
CCO Holdings LLC / CCO Holdings Capital Corp.(h)	5.000%	2/1/2028	740,000	777,866
CSC Holdings LLC(h)	5.500%	4/15/2027	1,060,000	1,140,242
GrubHub Holdings, Inc.(h)	5.500%	7/1/2027	50,000	46,907
GTT Communications, Inc.(h)	7.875%	12/31/2024	710,000	537,619
Sirius XM Radio, Inc.(h)	5.375%	7/15/2026	840,000	894,358
Urban One, Inc.(h)	7.375%	4/15/2022	480,000	474,150
ViaSat, Inc.(h)	5.625%	9/15/2025	820,000	846,310
Total Communications				4,883,186

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Cyclical (6.67%)
1011778 BC ULC / New Red Finance, Inc.(h)	5.000%	10/15/2025	$110,000	$113,804
Beacon Roofing Supply, Inc.(h)	4.875%	11/1/2025	790,000	795,597
Carlson Travel, Inc.(h)	9.500%	12/15/2024	1,275,000	1,272,342
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp.(h)	10.250%	11/15/2022	620,000	656,153
Sportsnet(a)(b)(c)(j)	10.250%	1/15/2025	100,000	106,000
SRS Distribution, Inc.(h)	8.250%	7/1/2026	750,000	776,511
Total Consumer, Cyclical				3,720,407

Consumer, Non-cyclical (17.90%)
Acadia Healthcare Co., Inc.	5.125%	7/1/2022	960,000	969,900
Avantor, Inc.(h)	9.000%	10/1/2025	1,000,000	1,119,615
Eagle Holding Co. II LLC(f)(h)	Cash 7.625% + PIK 8.375%	5/15/2022	1,650,000	1,680,084
Envision Healthcare Corp.(h)	8.750%	10/15/2026	690,000	429,765
High Ridge Brands Co.(a)(b)(h)(i)(j)	8.875%	3/15/2025	125,000	0
MPH Acquisition Holdings LLC(h)	7.125%	6/1/2024	570,000	552,894
NVA Holdings, Inc.(h)	6.875%	4/1/2026	190,000	205,912
One Call Corp., Series Ai(b)(f)	Cash 7.50% + PIK 11.00%	7/1/2024	506,893	465,074
Polaris Intermediate Corp.(f)(h)	Cash 8.50% + PIK 9.25%	12/1/2022	1,200,000	1,120,492
Service Corp. International	4.625%	12/15/2027	430,000	449,274
Simmons Foods, Inc.(h)	5.750%	11/1/2024	1,030,000	1,037,298
Surgery Center Holdings, Inc.(h)	6.750%	7/1/2025	915,000	917,667
Surgery Center Holdings, Inc.(h)	10.000%	4/15/2027	480,000	528,167
Team Health Holdings, Inc.(h)	6.375%	2/1/2025	770,000	516,220
Total Consumer, Non-cyclical				9,992,362

Energy (5.81%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.375%	9/15/2024	280,000	260,400
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	360,000	398,531
Energy Ventures Gom LLC / EnVen Finance Corp.(h)	11.000%	2/15/2023	670,000	656,878
Foresight Energy LLC / Foresight Energy(b)(h)(i)	11.500%	4/1/2023	350,000	14,000
Forum Energy Technologies, Inc., Series WI	6.250%	10/1/2021	920,000	814,568
MEG Energy Corp.(h)	6.375%	1/30/2023	70,000	70,321
MEG Energy Corp.(h)	7.000%	3/31/2024	310,000	312,584
Transocean, Inc.(h)	7.500%	1/15/2026	720,000	712,672
Total Energy				3,239,954

Financials (7.51%)
AssuredPartners, Inc.(h)	7.000%	8/15/2025	1,280,000	1,305,203
HUB International, Ltd.(h)	7.000%	5/1/2026	500,000	530,013
NFP Corp.(h)	6.875%	7/15/2025	1,260,000	1,266,287
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC(h)	7.125%	12/15/2024	225,000	191,248
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC(h)	6.000%	4/15/2023	590,000	567,875
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC	8.250%	10/15/2023	380,000	332,500
Total Financials				4,193,126

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Industrials (9.44%)
Apex Tool Group LLC / BC Mountain Finance, Inc.(h)	9.000%	2/15/2023	$910,000	$819,377
JPW Industries Holding Corp.(h)	9.000%	10/1/2024	780,000	735,474
Material Sciences Corp.(a)(b)(c)(e)(f)(j)	L + 8.25 or PIK 2.00%	1/9/2024	107,945	107,945
Plastipak Holdings, Inc.(h)	6.250%	10/15/2025	980,000	847,661
Titan Acquisition, Ltd. / Titan Co.-Borrower LLC(h)	7.750%	4/15/2026	670,000	664,856
TransDigm, Inc.	6.375%	6/15/2026	1,080,000	1,147,457
Trident TPI Holdings, Inc.(h)	6.625%	11/1/2025	1,050,000	948,061
Total Industrials				5,270,831

Materials (0.59%)
Real Alloy Holding, Inc.(a)(b)(c)(e)(f)(j)	L+10.00% or PIK L+12.00%, 1.00% Floor	11/28/2023	118,182	118,182
Specialty Steel Holdco, Inc.(a)(b)(c)(f)(j)	11.620% or PIK L + 12.00%, 1.00% Floor	11/15/2022	210,000	210,000
Total Materials				328,182

TOTAL HIGH YIELD BONDS AND NOTES
(Cost $37,848,959)				37,766,767

TOTAL INVESTMENTS (95.62%)
(Cost $53,761,853)				$53,362,921

OTHER ASSETS IN EXCESS OF LIABILITIES (4.38%)				2,444,399

NET ASSETS (100.00%)				$55,807,320

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Quarterly Portfolio of Investments section.
(b)	Security deemed to be illiquid under the procedures approved by the Fund’s Board of Trustees. As of December 31, 2019, the market value of illiquid securities in the aggregate was $1,801,230, representing 3.23% of the Fund’s net assets.
(c)	Security deemed to be restricted as of December 31, 2019. As of December 31, 2019, the market value of restricted securities in the aggregate was $854,935, representing 1.53% of the Fund’s net assets. Additional information on restricted securities can be found in the Notes to Quarterly Portfolio of Investments.
(d)	Non-income producing security.
(e)	Floating or variable rate security. The reference rate is described below. The rate in effect as of December 31, 2019 is based on the reference rate plus the displayed spread as of the securities last reset date.
(f)	Payment in-kind.
(g)	All or a portion of this position has not settled as of December 31, 2019. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.
(h)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2019 the market value of securities restricted under Rule 144A in the aggregate was $31,811,008, representing 57.00% of net assets. These securities have been determined to be liquid pursuant to procedures adopted by the Board unless indicated as illiquid as denoted in footnote (b).
(i)	Security is currently in default.
(j)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

PIK - Payment in-kind

Libor Rates:

1M US L - 1 Month LIBOR as of December 31, 2019 was 1.76%

3M US L - 3 Month LIBOR as of December 31, 2019 was 1.91%

6M US L - 6 Month LIBOR as of December 31, 2019 was 1.91%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund's management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund's net assets. (Unaudited)

See Notes to Quarterly Portfolio of Investments

Notes to Quarterly Portfolio of Investments

December 31, 2019 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the DDJ Opportunistic High Yield Fund (the “Fund”). The Fund is diversified, and its primary investment objective is overall total return consisting of a high level of current income together with long-term capital appreciation. The Fund currently offers Class I shares, Class II shares and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price, at the mean, supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yields. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more third party pricing services or dealers.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities. Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$–	$–	$73,353	$73,353
Materials	–	–	239,455	239,455
Bank Loans
Communications	–	1,518,794	180,000	1,698,794
Consumer Discretionary	–	292,702	–	292,702
Consumer, Cyclical	–	788,757	486,719	1,275,476
Consumer, Non-cyclical	–	2,745,550	634,250	3,379,800
Financials	–	3,028,198	606,118	3,634,316
Health Care	–	–	89,775	89,775
Industrials	–	3,048,845	–	3,048,845
Technology	–	1,863,638	–	1,863,638
High Yield Bonds And Notes
Basic Materials	–	6,138,719	–	6,138,719
Communications	–	4,883,186	–	4,883,186
Consumer, Cyclical	–	3,614,407	106,000	3,720,407
Consumer, Non-cyclical	–	9,992,362	–	9,992,362
Energy	–	3,239,954	–	3,239,954
Financials	–	4,193,126	–	4,193,126
Industrials	–	5,162,886	107,945	5,270,831
Materials	–	–	328,182	328,182
TOTAL	$–	$50,511,124	$2,851,797	$53,362,921

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

DDJ Opportunistic High Yield Fund	Common Stock	Bank Loans	High Yield Bonds and Notes	Total
Balance as of September 30, 2019	$324,667	$2,074,335	$947,669	$3,346,671
Accrued discount/ premium	-	3,471	2,778	6,249
Realized Gain/(Loss)	-	37	1,267	1,304
Change in Unrealized Appreciation/(Depreciation)	(11,859)	(106,963)	69,987	(48,835)
Purchases	-	291,225	-	291,225
Sales Proceeds	-	(1,302)	(14,500)	(15,802)
Transfer into Level 3	-	227,700	-	227,700
Transfer out of Level 3	-	(491,641)	(465,074)	(956,715)
Balance as of December 31, 2019	$312,808	$1,996,862	$542,127	$2,851,797

Information about Level 3 measurements as of December 31, 2019:

Asset Class	Market Value	Valuation Technique	Unobservable Input(s)(a)	Value/Range

Common Stock	$312,808	Discounted Cash Flow Analysis, Market Analysis	Discount Rate, EBITDA Multiple	11.8%-17.2% /5.50x-7.75x
Bank Loans	$1,469,193	Third-Party Vendor Pricing Service	Vendor Quotes	N/A
Bank Loans	$527,669	Market Analysis	Market Data of Similar Companies	N/A
High Yield Bonds and Notes	$542,127	Market Analysis	Market Data of Similar Companies	N/A

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Market Data of Similar Companies	Increase	Decrease
Vendor Quotes	Increase	Decrease
Discount Rate	Decrease	Increase
EBITDA Multiple	Increase	Decrease

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses that cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income or loss are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: The Fund normally pays dividends, if any, monthly, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Loan Assignments: The Fund acquires loans via loan assignments. The Fund considers loans acquired via assignment to be investments in debt instruments. When the Fund purchases loans from lenders via assignment, the Fund will acquire direct rights against the borrower on the loan except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Loans and debt instruments are subject to credit risk. Credit risk relates to the ability of the borrower under such fixed income instruments to make interest and principal payments as they become due.

As of December 31, 2019, the Fund held $15,283,346, or 27.39% of the Fund’s net assets, in loans acquired via assignment.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments, and as a result the Fund’s share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high yield securities in particular may be less liquid than higher quality fixed income securities, and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund may not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s investment advisor or pursuant to the Fund’s fair value policy, subject to oversight by the Board of Trustees. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

Restricted securities under Rule 144A, including the aggregate value and percentage of net assets that such securities represent of the Fund, have been identified in the Schedule of Investments.

SEVEN CANYONS STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS

December 31, 2019 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (92.64%)
Air Freight & Logistics (0.96%)
FedEx Corp.	2,300	$347,783

Airport Services (2.07%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	31,900	379,189
TAV Havalimanlari Holding AS	76,000	372,782
Total Airport Services		751,971

Apparel Retail (0.96%)
Ross Stores, Inc.	3,000	349,260

Application Software (1.32%)
PCA Corp.	10,200	479,702

Asset Management & Custody Banks (8.37%)
Apollo Investment Corp.	18,343	320,269
Ares Capital Corp.	44,760	834,774
Burford Capital, Ltd.	16,000	150,899
Fondul Proprietatea SA, GDR(a)	19,000	260,300
FS KKR Capital Corp.	59,000	361,670
Solar Capital, Ltd.	34,800	717,576
Solar Senior Capital, Ltd.	22,350	393,360
Total Asset Management & Custody Banks		3,038,848

Auto Parts & Equipment (0.92%)
Aptiv PLC	3,500	332,395

Automotive Retail (0.89%)
Combined Motor Holdings, Ltd.	205,689	321,912

Broadcasting (0.00%)(b)
Fox Corp., Class B	33	1,201

Cable & Satellite (2.48%)
Comcast Corp., Class A	20,000	899,400

Coal & Consumable Fuels (0.47%)
NAC Kazatomprom JSC, GDR(a)	13,000	169,000

Construction Materials (0.94%)
Tecnoglass, Inc.	41,126	339,290

Consumer Finance (2.77%)
Capri Global Capital, Ltd.	64,000	181,747
SLM Corp.	35,000	311,850
Transaction Capital, Ltd.	195,000	293,767

	Shares	Value (Note 2)
Consumer Finance (continued)
Unifin Financiera SAB de CV	133,000	$218,062
Total Consumer Finance		1,005,426

Data Processing & Outsourced Services (6.38%)
Mastercard, Inc., Class A	3,200	955,488
Vakrangee, Ltd.	630,000	421,453
Visa, Inc.	5,000	939,500
Total Data Processing & Outsourced Services		2,316,441

Department Stores (0.49%)
Mitra Adiperkasa Tbk PT	2,332,000	177,220

Diversified Banks (6.32%)
Bank Rakyat Indonesia Persero Tbk PT	1,020,000	323,285
Grupo Financiero Galicia SA, ADR	13,000	210,990
Halyk Savings Bank of Kazakhstan JSC, GDR(a)	16,251	216,951
HDFC Bank, Ltd., ADR	6,000	380,220
Sberbank of Russia PJSC, Sponsored ADR	22,000	361,680
Secure Trust Bank PLC	15,039	318,733
Security Bank Corp.	80,000	308,026
TBC Bank Group PLC	10,000	172,199
Total Diversified Banks		2,292,084

Diversified REITs (1.91%)
Star Asia Capital Corp.(c)(e)(f)(g)(h)	355,714	692,219

Diversified Support Services (1.26%)
Clipper Logistics PLC	120,000	457,387

Drug Retail (1.37%)
Walgreens Boots Alliance, Inc.	8,400	495,264

Electrical Components & Equipment (1.09%)
Vitzrocell Co., Ltd.(d)	34,000	393,964

Financial Exchanges & Data (0.93%)
MSCI, Inc.	91	23,494
OTC Markets Group, Inc., Class A	9,000	315,000
Total Financial Exchanges & Data		338,494

Health Care Services (2.69%)
CVS Health Corp.	8,900	661,181
Integrated Diagnostics Holdings PLC(a)(e)	78,583	314,332
Total Health Care Services		975,513

Home Improvement Retail (2.31%)
AllHome Corp.(d)	1,556,000	357,624
Home Depot, Inc.	2,200	480,436
Total Home Improvement Retail		838,060

	Shares	Value (Note 2)
Homebuilding (1.00%)
Dom Development SA	14,591	$363,823

Household Appliances (0.87%)
Vestel Beyaz Esya Sanayi ve Ticaret AS	86,637	314,567

Hypermarkets & Super Centers (0.65%)
Metro Retail Stores Group, Inc.	5,700,000	237,477

Industrial Gases (0.86%)
Taiyo Nippon Sanso Corp.	14,000	312,843

Industrial Machinery (1.66%)
Confidence Petroleum India, Ltd.	787,000	315,889
Snap-on, Inc.	1,700	287,980
Total Industrial Machinery		603,869

Integrated Oil & Gas (2.02%)
Suncor Energy, Inc.	22,367	733,079

Integrated Telecommunication Services (1.05%)
Sarana Menara Nusantara Tbk PT	6,600,000	382,712

Internet & Direct Marketing Retail (0.59%)
Naspers, Ltd., Class N	1,300	212,625

IT Consulting & Other Services (0.80%)
Cognizant Technology Solutions Corp., Class A	1,900	117,838
Mastek, Ltd.	29,500	172,880
Total IT Consulting & Other Services		290,718

Leisure Products (0.44%)
Photo-Me International PLC	124,000	159,324

Managed Health Care (5.92%)
Qualicorp Consultoria e Corretora de Seguros SA	45,100	415,494
UnitedHealth Group, Inc.	5,900	1,734,482
Total Managed Health Care		2,149,976

Mortgage REITs (5.03%)
Broadmark Realty Capital, Inc.	17,000	216,750
Great Ajax Corp.	53,600	793,816
Starwood Property Trust, Inc.	25,700	638,902
Tremont Mortgage Trust	35,500	176,080
Total Mortgage REITs		1,825,548

Oil & Gas Storage & Transportation (3.01%)
Golar LNG Partners LP	40,600	358,904
Magellan Midstream Partners LP	11,665	733,379
Total Oil & Gas Storage & Transportation		1,092,283

	Shares	Value (Note 2)
Packaged Foods & Meats (1.22%)
Guan Chong Bhd	586,800	$441,839

Personal Products (2.55%)
Chlitina Holding, Ltd.	54,000	428,728
Herbalife Nutrition, Ltd.(d)	5,800	276,486
TCI Co., Ltd.	23,085	219,476
Total Personal Products		924,690

Pharmaceuticals (2.98%)
CSPC Pharmaceutical Group, Ltd.	160,000	381,505
Granules India, Ltd.	195,000	336,300
Hypera SA	41,000	363,758
Total Pharmaceuticals		1,081,563

Publishing (1.22%)
Future PLC	23,000	441,757

Railroads (2.49%)
Canadian National Railway Co.	10,000	904,624

Restaurants (1.01%)
La Kaffa International Co., Ltd.	65,000	367,532

Retail REITs (1.89%)
Simon Property Group, Inc.	4,600	685,216

Semiconductor Equipment (2.06%)
BE Semiconductor Industries NV	13,855	535,551
Micro-Mechanics Holdings, Ltd.	155,000	213,205
Total Semiconductor Equipment		748,756

Semiconductors (4.36%)
Microchip Technology, Inc.	7,428	777,860
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	13,815	802,652
Total Semiconductors		1,580,512

Specialty Stores (0.90%)
Tractor Supply Co.	3,500	327,040

Thrifts & Mortgage Finance (0.48%)
Indiabulls Housing Finance, Ltd.	40,000	175,516

Trading Companies & Distributors (0.01%)
Triton International, Ltd.	100	4,020

Wireless Telecommunication Services (0.67%)
Safaricom PLC	782,800	243,298

TOTAL COMMON STOCKS
(Cost $27,803,264)		33,618,041

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (0.97%)
Invesco Dynamic Pharmaceuticals ETF	5,400	$349,488

TOTAL EXCHANGE TRADED FUNDS
(Cost $353,644)		349,488

Warrants (0.01%)
Guan Chong Bhd, Strike Price $1.65, Expires 11/04/2022(d)	53,666	4,395
Total Warrants		4,395

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENT (5.84%)

State Street Institutional US Government Money Market Fund	1.451%	2,119,531	2,119,531

			2,119,531
TOTAL SHORT TERM INVESTMENT
(Cost $2,119,531)			2,119,531

TOTAL INVESTMENTS (99.46%)
(Cost $30,276,439)			$36,091,455

OTHER ASSETS IN EXCESS OF LIABILITIES (0.54%)			197,588

NET ASSETS (100.00%)			$36,289,043

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2019, the market value of those securities was $960,583 representing 2.65% of net assets.
(b)	Less than .005%.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in the Notes to Quarterly Portfolio of Investments section.
(d)	Non-income producing security.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2019 the market value of securities restricted under Rule 144A in the aggregate was $1,006,551, representing 2.77% of net assets.
(f)	Security deemed to be restricted as of December 31, 2019. As of December 31, 2019, the market value of restricted securities in the aggregate was $692,219, representing 1.91% of the Fund’s net assets. Additional information on restricted securities can be found in the Quarterly Portfolio of Investments section.
(g)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.
(h)	Security deemed to be illiquid under the procedures approved by the Fund’s Board of Trustees. As of December 31, 2019, the market value of illiquid securities in the aggregate was $692,219, representing 1.91% of the Fund’s net assets.

At December 31, 2019, Seven Canyons Strategic Income Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
0.0(a)
Argentina	0.6
Bermuda	0.0(a)
Brazil	2.3
Canada	4.8
China	2.4
Colombia	1.0
Egypt	0.9
Georgia	0.5
Great Britain	5.1
India	5.8
Indonesia	2.6
Ireland	1.0
Japan	2.3
Kazakhstan	1.1
Kenya	0.7
Malaysia	1.3
Mexico	1.8
Netherlands	1.6
Philippines	2.7
Poland	1.1
Romania	0.8
Russia	1.1
Singapore	0.6
South Africa	2.4
South Korea	1.2
Taiwan	4.1
Turkey	2.0
United States	48.2
100.0

(a)	Less than .005%.

SEVEN CANYONS WORLD INNOVATORS FUND

PORTFOLIO OF INVESTMENTS

December 31, 2019 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (93.69%)
Advertising (0.69%)
YouGov PLC	100,000	$851,723

Aerospace & Defense (4.03%)
Avon Rubber PLC	180,000	4,983,177

Alternative Carriers (7.10%)
Gamma Communications PLC	180,710	3,183,621
MNF Group, Ltd.	906,736	3,143,329
NFON AG(a)	169,598	1,845,318
V-Cube, Inc.	100,000	602,826
Total Alternative Carriers		8,775,094

Application Software (15.71%)
Atled Corp.	80,000	1,303,944
Bigtincan Holdings, Ltd.(a)	3,054,934	1,479,221
eGain Corp.(a)	268,310	2,125,015
Elmo Software, Ltd.(a)	129,990	563,742
GK Software SE(a)	21,000	1,696,018
Lime Technologies AB	106,146	1,659,107
LoopUp Group PLC(a)	510,000	483,018
Miroku Jyoho Service Co., Ltd.	40,500	1,226,313
PCA Corp.	100,000	4,702,959
Quartix Holdings PLC	400,000	1,896,839
Sinch AB(a)(b)(c)	40,000	1,223,529
Tracsis PLC	80,000	747,079
Whispir, Ltd.(a)	300,000	324,208
Total Application Software		19,430,992

Biotechnology (0.57%)
Bioventix PLC	16,000	701,513

Communications Equipment (0.21%)
Blackline Safety Corp.(a)	54,900	259,798

Data Processing & Outsourced Services (0.74%)
My EG Services Bhd	3,385,800	910,495

Distillers & Vintners (2.52%)
Becle SAB de CV	1,000,000	1,859,051
Radico Khaitan, Ltd.	285,437	1,253,668
Total Distillers & Vintners		3,112,719

	Shares	Value (Note 2)
Electrical Components & Equipment (1.20%)
Vitzrocell Co., Ltd.(a)	128,107	$1,484,399

Electronic Equipment & Instruments (3.70%)
Catapult Group International, Ltd.(a)	2,033,605	2,254,788
Coda Octopus Group, Inc.(a)	73,284	613,387
Eroad, Ltd.(a)	800,000	1,701,853
Total Electronic Equipment & Instruments		4,570,028

Food Retail (0.73%)
Naked Wines PLC	300,000	898,085

Health Care Equipment (3.16%)
Ion Beam Applications(a)	140,000	2,047,784
Mizuho Medy Co., Ltd.	30,000	775,850
Ray Co. Ltd/KR(a)	27,000	1,001,600
Surgical Innovations Group PLC(a)	2,900,000	78,748
Total Health Care Equipment		3,903,982

Health Care Facilities (4.51%)
Japan Animal Referral Medical Center Co., Ltd.(a)	120,000	2,573,283
M1 Kliniken AG	90,000	1,443,634
Medikaloka Hermina Tbk PT(c)	6,054,000	1,561,197
Total Health Care Facilities		5,578,114

Health Care Services (0.94%)
Integrated Diagnostics Holdings PLC(b)(c)	291,891	1,167,564

Health Care Supplies (4.16%)
Eiken Chemical Co., Ltd.	40,000	745,847
Medartis Holding AG(a)(b)(c)	15,000	677,309
SmileDirectClub, Inc.(a)	100,900	881,866
Ypsomed Holding AG	21,000	2,842,530
Total Health Care Supplies		5,147,552

Health Care Technology (1.14%)
MedPeer, Inc.(a)	50,000	836,133
RaySearch Laboratories AB(a)	50,000	572,261
Total Health Care Technology		1,408,394

Home Improvement Retail (0.49%)
AllHome Corp.(a)	2,622,700	602,789

Human Resource & Employment Services (1.03%)
Upwork, Inc.(a)	120,000	1,280,400

Industrial Machinery (0.90%)
Confidence Petroleum India, Ltd.	2,759,366	1,107,563

	Shares	Value (Note 2)
Integrated Telecommunication Services (1.93%)
Sarana Menara Nusantara Tbk PT	41,250,000	$2,391,950

Internet & Direct Marketing Retail (3.15%)
ASOS PLC(a)	60,000	2,680,743
Sportamore AB(a)	26,610	125,289
ZOZO, Inc.	56,700	1,089,070
Total Internet & Direct Marketing Retail		3,895,102

Investment Banking & Brokerage (1.00%)
JDC Group AG(a)	160,000	1,231,183

IT Consulting & Other Services (2.82%)
Easyvista SA(a)	21,000	1,754,908
TechMatrix Corp.	80,000	1,730,247
Total IT Consulting & Other Services		3,485,155

Leisure Facilities (0.00%)(d)
Goals Soccer Centres PLC(a)(e)(f)(g)	1,492,500	0

Leisure Products (4.79%)
Bandai Namco Holdings, Inc.	32,000	1,952,897
Peloton Interactive, Inc., Class A(a)	90,000	2,556,000
Photo-Me International PLC	1,100,000	1,413,357
Total Leisure Products		5,922,254

Life Sciences Tools & Services (1.89%)
Horizon Discovery Group PLC(a)	712,622	1,415,918
Syngene International, Ltd.(b)(c)	204,150	915,667
Total Life Sciences Tools & Services		2,331,585

Movies & Entertainment (4.33%)
AFC Ajax NV	85,878	2,061,457
Borussia Dortmund GmbH & Co. KGaA	200,000	1,974,201
Manchester United PLC, Class A	31,971	637,182
OL Groupe SA(a)	200,000	686,484
Total Movies & Entertainment		5,359,324

Personal Products (1.19%)
Chlitina Holding, Ltd.	185,000	1,468,793

Pharmaceuticals (3.06%)
Benchmark Holdings PLC(a)	1,000,000	582,828
Genomma Lab Internacional SAB de CV(a)	725,000	718,960
JW Life Science Corp.	66,000	1,130,010
Ouro Fino Saude Animal Participacoes SA	127,000	1,357,546
Total Pharmaceuticals		3,789,344

	Shares	Value (Note 2)
Real Estate Services (1.11%)
Purplebricks Group PLC(a)	809,299	$1,378,598

Restaurants (1.02%)
La Kaffa International Co., Ltd.	224,000	1,266,571

Soft Drinks (2.91%)
Fevertree Drinks PLC	130,000	3,604,127

Specialty Stores (8.08%)
Fenix Outdoor International AG	10,401	1,297,023
Pets at Home Group PLC	2,346,630	8,690,992
Total Specialty Stores		9,988,015

Trucking (2.09%)
Lyft, Inc., Class A(a)	60,000	2,581,200

Wireless Telecommunication Services (0.79%)
Safaricom PLC	3,135,000	974,371

TOTAL COMMON STOCKS
(Cost $100,544,271)		115,841,953

LIMITED PARTNERSHIP INTEREST (0.13%)
Greenspring Global Partners II LP(a)(e)(f)(g)(h)	1	161,422

TOTAL LIMITED PARTNERSHIP INTEREST
(Cost $494,387)		161,422

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENT (2.59%)

State Street Institutional US Government Money Market Fund	1.451%	3,201,442	3,201,442
			3,201,442
TOTAL SHORT TERM INVESTMENT
(Cost $3,201,442)			3,201,442

TOTAL INVESTMENTS (96.41%)
(Cost $104,240,100)			$119,204,817

OTHER ASSETS IN EXCESS OF LIABILITIES (3.59%)			4,443,360

NET ASSETS (100.00%)			$123,648,177

(a)	Non-income producing security.

(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2019 the market value of securities restricted under Rule 144A in the aggregate was $3,984,069, representing 3.22% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2019, the market value of those securities was $5,545,267 representing 4.48% of net assets.
(d)	Less than .005%.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in the Quarterly Portfolio of Investments section.
(f)	Security deemed to be restricted as of December 31, 2019. As of December 31, 2019, the market value of restricted securities in the aggregate was $161,422, representing 0.13% of the Fund’s net assets. Additional information on restricted securities can be found in the Quarterly Portfolio of Investments section.
(g)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.
(h)	Security deemed to be illiquid under the procedures approved by the Fund’s Board of Trustees. As of December 31, 2019, the market value of illiquid securities in the aggregate was $161,422, representing 0.13% of the Fund’s net assets.

At December 31, 2019, Seven Canyons World Innovators Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Australia	6.7
Belgium	1.8
Brazil	1.2
Canada	0.2
China	1.3
Egypt	1.0
France	2.1
Germany	7.1
Great Britain	29.4
India	2.8
Indonesia	3.4
Japan	15.1
Kenya	0.8
Malaysia	0.8
Mexico	2.2
Netherlands	1.8
New Zealand	1.5
Philippines	0.5
South Korea	3.1
Sweden	3.1
Switzerland	4.2
Taiwan	1.1
United States	8.8
100.0

Notes to Quarterly Portfolio of Investments

December 31, 2019 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Seven Canyons Strategic Income Fund (the “Strategic Income Fund”) and Seven Canyons World Innovators Fund (the “World Innovators Fund”)(each individually a “Fund” or collectively “Funds”). The Strategic Income Fund’s primary investment objective is to capture current income and World Innovators Fund’s primary investment objective is long-term growth of capital. The Funds are each classified as diversified under the 1940 Act. The Strategic Income Fund currently offers Investor Class shares and the World Innovators Fund currently offers Investor Class and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in preparation of its financial statements.

Investment Valuation: Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three- tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2019:

SEVEN CANYONS STRATEGIC INCOME FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Diversified REITs	$–	$–	$692,219	$692,219
Other	32,925,822	–	–	32,925,822
Exchange Traded Funds	349,488	–	–	349,488
Short Term Investment	2,119,531	–	–	2,119,531
Warrants	4,395	–	–	4,395
Total	$35,399,236	$–	$692,219	$36,091,455

SEVEN CANYONS WORLD INNOVATORS FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Common Stocks	$115,841,953	$–	$–	**	$115,841,953
Limited Partnership Interest(a)	–	–	–		161,422
Short Term Investment	3,201,442	–	–		3,201,442
Total	$119,043,395	$–	$–	**	$119,204,817

*	For a detailed Industry breakdown, see the accompanying Portfolio of Investments.
**	Security valued at zero.
(a)	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Portfolio of Investments.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Seven Canyons Strategic Income Fund	Common Stocks	Total
Balance as of September 30, 2019	$786,128	$786,128
Change in Unrealized Appreciation/(Depreciation)	(93,909)	(93,909)
Purchases	-	-
Sales Proceeds	-	-
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of December 31, 2019	$692,219	$692,219

Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at December 31, 2019	$(93,909)	$(93,909)

Seven Canyons World Innovators Fund	Common Stocks	Total
Balance as of September 30, 2019	$-	$-
Realized Gain/(Loss)	-	-
Change in Unrealized Appreciation/(Depreciation)	-	-
Purchases	-	-
Sales Proceeds	-	-
Transfer into Level 3	-	-
Transfer out of Level 3**	-	-
Balance as of December 31, 2019**	$-	$-

Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at December 31, 2019	$-	$-

**	Security transferred in at zero value

Quantitative information about Level 3 measurements as of December 31, 2019:

Seven Canyons Strategic Income Fund

Asset Class	Fair Value	Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
Common Stock	$692,219	Net Asset Value less Liquidity Discount	Liquidity Discount	25%

Seven Canyons World Innovators Fund

Asset Class	Fair Value	Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
Common Stock	$-	Estimated Liquidation Value	Estimated Liquidation Value	100%

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows: A change to a multiple may affect the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of the investment. For Liquidity Discount, a decrease in the multiple will result in an increase in fair value of the investment.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by the FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed to a Fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective interest method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible re-evaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Foreign Exchange Transactions: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Funds normally pay dividends, if any, quarterly, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. The Funds may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Adviser or pursuant to the Fund’s fair value policy, subject to oversight by the Board. The Funds have acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS SERIES TRUST

By:	/s/ Brad Swenson
Brad Swenson
President (Principal Executive Officer)

Date:	February 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brad Swenson
Brad Swenson
President (Principal Executive Officer)

Date:	February 27, 2020

By:	/s/ Kimberly R. Storms
Kimberly Storms
Treasurer (Principal Financial Officer)

Date:	February 27, 2020